Transactions with related parties (Details Narrative) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 27, 2026	Sep. 15, 2025	Oct. 01, 2024
Entity Information [Line Items]
Aggregate amount	SFr 360,000	SFr 600,000
Ordinary shares					1,000,000
Owned shares	23,242
Principal amount			SFr 27,500,000	SFr 1,000,000